Stockholders' equity - Restricted Stock Activity (Details) (Restricted stock, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Tecogen
Unvested Restricted Stock [Roll Forward]
Unvested, Beginning (shares)	399,070	483,317
Granted (shares)	0	0
Vested (shares)	0	0
Forfeited (shares)	(37,500)	(84,247)
Unvested, Ending (shares)	361,570	399,070
Weighted Average Grant Date Fair Value [Roll Forward]
Unvested, Beginning (usd per share)	$ 1.44	$ 1.44
Granted (usd per share)	$ 0	$ 0
Vested (usd per share)	$ 0	$ 0
Forfeited (usd per share)	$ 2.60	$ 1.36
Unvested, Ending (usd per share)	$ 1.31	$ 1.44
Ilois
Unvested Restricted Stock [Roll Forward]
Unvested, Beginning (shares)	510,000	560,000
Granted (shares)	0	0
Vested (shares)	0	0
Forfeited (shares)	(200,000)	(50,000)
Unvested, Ending (shares)	310,000	510,000
Weighted Average Grant Date Fair Value [Roll Forward]
Unvested, Beginning (usd per share)	$ 0.24	$ 0.24
Granted (usd per share)	$ 0	$ 0
Vested (usd per share)	$ 0	$ 0
Forfeited (usd per share)	$ 0.50	$ 0.10
Unvested, Ending (usd per share)	$ 0.10	$ 0.24